Common shares - Stock and securities repurchase program (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Mar. 26, 2020	Jan. 18, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2015
Disclosure of classes of share capital [line items]
Common stock, par value (in dollars per share)	$ 0.01
Common stock and Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	175,000,000
Common stock [Member]
Disclosure of classes of share capital [line items]
Common shares held in treasury	6,349,324			6,349,294
Number of shares authorized (in shares)	150,000,000		150,000,000.0	75,000,000
Common stock, par value (in dollars per share)	$ 0.01				$ 0.01
Common stock, shares outstanding (in shares)	58,202,400	58,672,080		51,397,562
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)	25,000,000
Common stock, par value (in dollars per share)	$ 0.01
2015 Securities Repurchase Program [Member] | Common stock [Member]
Disclosure of classes of share capital [line items]
Authorized amount of share repurchase						$ 250.0
Entity's shares acquired (in shares)	30
Common stock, par value (in dollars per share)	$ 17.10
Stock buyback program, remaining authorized amount	$ 121.6